UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10333______

_______BlackRock Florida Municipal Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Municipal Income Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)

January 31, 2005

BlackRock Florida Municipal Income Trust (BBF)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.7%
		Florida—133.1%
AA	$ 7,715	Beacon Tradeport Cmnty. Dev. Dist., Spec. Assmt., Ser. A, 5.625%, 5/01/32	05/12 @ 102	$ 8,448,234
A	2,000	Boynton Beach Multi-Fam. Hsg., Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13 @ 100	2,067,360
AAA	2,800	Cap. Projs. Fin. Auth., Student Hsg., Cap. Projs. Loan Prog., Ser. F-1, 5.00%,
		10/01/31, MBIA	08/11 @ 102	2,857,036
Baa1	1,000	Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 12/01/38	06/13 @ 102	957,040
AAA	7,000 [3]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	7,127,610
		Florida Brd. of Ed., GO,
AA+	5,550	Ser. A, 5.125%, 6/01/30	06/10 @ 101	5,816,622
AAA	1,000	Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	1,069,120
BBB-	3,000	Florida Hsg. Fin. Corp., Sunset Place Proj., Ser. K-1, 6.10%, 10/01/29	10/09 @ 102	2,980,770
NR	2,605	Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	2,665,175
NR	1,715	Heritage Harbour So. Cmnty., Cap. Impvt., Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,825,823
A	6,500	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%,
		11/15/31	11/11 @ 101	7,084,220
BBB+	1,450	Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,488,150
AA	7,500	Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%,
		11/15/36	11/11 @ 101	8,061,975
AAA	4,000	Jacksonville Transp., 5.00%, 10/01/26, MBIA	10/11 @ 100	4,191,160
		JEA,
AA	5,000	Elec. Sys., Ser. A, 5.20%, 10/01/33	02/05 @ 100	5,006,350
AA	5,000	Elec. Sys., Ser. A, 5.50%, 10/01/41	10/07 @ 100	5,345,000
AA	7,500	Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/37	10/06 @ 100	7,624,650
NR4	1,675	Laguna Lakes Cmnty., Spec. Assmt., Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,768,783
AAA	2,770 [5]	Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC	ETM	1,352,369
BB	3,000	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,237,600
AAA	1,000	Miami Dade Cnty. Expwy. Auth., Toll Sys. Rev., 5.125%, 7/01/25, FGIC	07/11 @ 101	1,069,620
		Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
AAA	2,595	Ser. A, Zero Coupon, 10/01/19	04/08 @ 55.413	1,270,123
AAA	9,700	Ser. B, Zero Coupon, 10/01/33	04/08 @ 25.056	2,041,559
AAA	25,000	Ser. C, Zero Coupon, 10/01/28	04/08 @ 32.99	7,014,500
		No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43,
NR	1,630	6.10%, 8/01/21	08/11 @ 101	1,713,945
NR	3,500	6.125%, 8/01/31	08/11 @ 101	3,650,325
AAA	2,500	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,640,625
AA-	12,000	So. Miami Hlth. Facs. Auth., Baptist Hlth. Proj., 5.25%, 11/15/33	02/13 @ 100	12,435,600
AAA	1,500	St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	1,561,350
NR	2,815	Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,885,403
NR	2,000	Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	2,142,680
AA	5,500	Tampa, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,990,710
AA	4,000	Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,207,560
		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A,
NR	4,000	6.00%, 5/01/22	05/13 @ 101	4,180,240
NR	1,870	6.50%, 5/01/33	05/13 @ 101	2,008,717
BBB+	2,000	Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ. Proj., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,096,660

				137,884,664

BlackRock Florida Municipal Income Trust (BBF) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Puerto Rico—20.6%
BBB	$6,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	$ 5,596,620
			Puerto Rico Pub. Fin. Corp., Ser. E,
Aaa	4,000	[6]	5.70%, 2/01/10	N/A	4,517,280
Aaa	3,000	[6]	5.75%, 2/01/07	N/A	3,194,580
			Puerto Rico Pub. Impvt., Ser. A,
AAA	2,520	[6]	5.125%, 7/01/31	N/A	2,823,912
A-	4,980		5.125%, 7/01/31	07/11 @ 100	5,165,505

					21,297,897

			Total Investments—153.7% (cost $151,309,617)		$ 159,182,561
			Other assets in excess of liabilities—1.9%		1,951,380
			Preferred shares at redemption value, including dividends payable—(55.6)%		(57,567,206)

			Net Assets Applicable to Common Shareholders—100%		$ 103,566,735

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This security is collateralized by U.S. Treasury obligations.
[6]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Florida Municipal Income Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005